UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.	239,000	$23,923,900

		$23,923,900

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	420,000	$13,851,600

		$13,851,600

Banks — 4.0%
JPMorgan Chase & Co.	368,900	$21,846,258
Wells Fargo & Co.	360,000	17,409,600

		$39,255,858

Beverages — 0.8%
Anheuser-Busch InBev SA/NV ADR(1)	64,000	$7,978,240

		$7,978,240

Biotechnology — 3.4%
Celgene Corp.(2)	44,000	$4,403,960
Gilead Sciences, Inc.	260,500	23,929,530
Incyte Corp.(2)	33,000	2,391,510
Vertex Pharmaceuticals, Inc.(2)	27,000	2,146,230

		$32,871,230

Capital Markets — 1.7%
Invesco, Ltd.	532,000	$16,369,640

		$16,369,640

Chemicals — 1.8%
Dow Chemical Co. (The)	123,000	$6,255,780
Syngenta AG	28,600	11,860,325

		$18,116,105

Communications Equipment — 0.8%
Cisco Systems, Inc.	285,000	$8,113,950

		$8,113,950

Containers & Packaging — 1.1%
International Paper Co.	266,700	$10,945,368

		$10,945,368

Diversified Telecommunication Services — 5.1%
AT&T, Inc.	466,000	$18,253,220
Verizon Communications, Inc.	583,680	31,565,414

		$49,818,634

Electric Utilities — 4.0%
NextEra Energy, Inc.	150,500	$17,810,170
PG&E Corp.	357,300	21,337,956

		$39,148,126

Electrical Equipment — 1.2%
Hubbell, Inc.	51,000	$5,402,430
Rockwell Automation, Inc.	56,673	6,446,554

		$11,848,984

Security	Shares	Value
Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	151,000	$11,136,250

		$11,136,250

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	159,000	$10,889,910

		$10,889,910

Food Products — 2.3%
General Mills, Inc.	190,000	$12,036,500
Pinnacle Foods, Inc.	232,400	10,383,632

		$22,420,132

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	103,000	$10,982,890

		$10,982,890

Health Care Providers & Services — 2.3%
Humana, Inc.	74,000	$13,538,300
McKesson Corp.	57,000	8,963,250

		$22,501,550

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	128,900	$16,200,152

		$16,200,152

Household Products — 2.2%
Procter & Gamble Co. (The)	263,000	$21,647,530

		$21,647,530

Industrial Conglomerates — 3.6%
General Electric Co.	1,120,000	$35,604,800

		$35,604,800

Insurance — 4.8%
Chubb, Ltd.	187,500	$22,340,625
First American Financial Corp.	329,000	12,538,190
MetLife, Inc.	157,000	6,898,580
XL Group PLC	135,000	4,968,000

		$46,745,395

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(2)	20,900	$12,407,076

		$12,407,076

Internet Software & Services — 3.2%
Alibaba Group Holding, Ltd. ADR(1)(2)	64,000	$5,057,920
Alphabet, Inc., Class C(2)	16,344	12,175,463
Facebook, Inc., Class A(2)	124,500	14,205,450

		$31,438,833

IT Services — 2.6%
International Business Machines Corp.	112,500	$17,038,125
Visa, Inc., Class A	108,000	8,259,840

		$25,297,965

Media — 1.8%
Walt Disney Co. (The)	180,600	$17,935,386

		$17,935,386

Multi-Utilities — 2.0%
National Grid PLC	1,377,000	$19,483,647

		$19,483,647

Security	Shares	Value
Multiline Retail — 3.1%
Dollar General Corp.	127,000	$10,871,200
Target Corp.	233,300	19,195,924

		$30,067,124

Oil, Gas & Consumable Fuels — 5.4%
Occidental Petroleum Corp.	319,200	$21,842,856
Phillips 66	139,300	12,061,987
Royal Dutch Shell PLC, Class B	799,000	19,443,473

		$53,348,316

Pharmaceuticals — 8.0%
Allergan PLC(2)	22,000	$5,896,660
Johnson & Johnson	249,400	26,985,080
Pfizer, Inc.	892,000	26,438,880
Teva Pharmaceutical Industries, Ltd. ADR	357,600	19,135,176

		$78,455,796

Real Estate Investment Trusts (REITs) — 3.9%
Equity Residential	150,000	$11,254,500
National Retail Properties, Inc.	321,000	14,830,200
Post Properties, Inc.	196,000	11,709,040

		$37,793,740

Road & Rail — 2.3%
Union Pacific Corp.	278,000	$22,114,900

		$22,114,900

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Ltd.	57,500	$8,883,750
Cypress Semiconductor Corp.(1)	779,300	6,748,738
QUALCOMM, Inc.	81,989	4,192,917
Texas Instruments, Inc.	144,000	8,268,480

		$28,093,885

Software — 5.6%
Mentor Graphics Corp.	295,000	$5,997,350
Microsoft Corp.	716,000	39,544,680
Oracle Corp.	235,000	9,613,850

		$55,155,880

Specialty Retail — 1.4%
Lowe’s Cos., Inc.	131,000	$9,923,250
Restoration Hardware Holdings, Inc.(1)(2)	90,000	3,771,000

		$13,694,250

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	303,300	$33,056,667

		$33,056,667

Tobacco — 4.8%
Altria Group, Inc.	107,300	$6,723,418
Philip Morris International, Inc.	282,000	27,667,020
Reynolds American, Inc.	244,000	12,275,640

		$46,666,078

Total Common Stocks (identified cost $902,678,219)		$975,379,787

Call Options Purchased — 0.1%
Security	Number of Contracts	Strike Price	Expiration Date	Value
Cypress Semiconductor Corp.	12,000	$10.00	9/16/16	$540,000

Total Call Options Purchased (identified cost $443,040)				$540,000

Short-Term Investments — 1.2%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$125,352	$125,352
State Street Navigator Securities Lending Prime Portfolio(4)	12,097,950	12,097,950

Total Short-Term Investments (identified cost $12,223,302)		$12,223,302

Total Investments — 100.8% (identified cost $915,344,561)		$988,143,089

Put Options Written — (0.0)%(5)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Cypress Semiconductor Corp.	12,000	$6.00	9/16/16	$(180,000)
Las Vegas Sands Corp.	985	35.00	6/17/16	(17,237)

Total Put Options Written (premiums received $870,390)				$(197,237)

Covered Call Options Written — (0.0)%(5)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	1,270	$85.00	4/15/16	$(219,075)
McDonald’s Corp.	790	125.00	4/15/16	(152,470)

Total Covered Call Options Written (premiums received $310,477)				$(371,545)

Other Assets, Less Liabilities — (0.8)%				$(7,599,869)

Net Assets — 100.0%				$979,974,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2016. The aggregate market value of securities on loan at March 31, 2016 was $15,373,164 and the total market value of the collateral received by the Fund was $15,708,375, including cash collateral of $12,097,950 and non-cash U.S. Government securities collateral of $3,610,425.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $2,031.

(4)	Represents investment of cash collateral received in connection with securities lending.

(5)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,015	$1,509,048
Options written	20,557	2,098,759
Options terminated in closing purchase transactions	(5,465)	(1,739,889)
Options expired	(6,062)	(687,051)

Outstanding, end of period	15,045	$1,180,867

At March 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$540,000	$—
Written options	—	(568,782)

Total	$540,000	$(568,782)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$916,443,218

Gross unrealized appreciation	$102,309,163
Gross unrealized depreciation	(30,609,292)

Net unrealized appreciation	$71,699,871

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$104,155,588	$—	$—	$104,155,588
Consumer Staples	109,601,890	—	—	109,601,890
Energy	45,041,093	19,443,473	—	64,484,566
Financials	140,164,633	—	—	140,164,633

Asset Description	Level 1	Level 2		Level 3	Total
Health Care	$144,811,466	$—		$—	$144,811,466
Industrials	93,492,584	—		—	93,492,584
Information Technology	181,157,180	—		—	181,157,180
Materials	17,201,148	11,860,325		—	29,061,473
Telecommunication Services	49,818,634	—		—	49,818,634
Utilities	39,148,126	19,483,647		—	58,631,773
Total Common Stocks	$924,592,342	$50,787,445	*	$—	$975,379,787
Call Options Purchased	$540,000	$—		$—	$540,000
Short-Term Investments	12,097,950	125,352		—	12,223,302
Total Investments	$937,230,292	$50,912,797		$—	$988,143,089

Liability Description
Put Options Written	$(197,237)	$—		$—	$(197,237)
Covered Call Options Written	(371,545)	—		—	(371,545)
Total	$(568,782)	$—		$—	$(568,782)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Fund’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016